Consolidated Statements of Equity		no. of shares Class A Ordinary Shares HKD ($) shares		no. of shares Class A Ordinary Shares USD ($) shares		no. of shares Class B Ordinary Shares HKD ($) shares		no. of shares Class B Ordinary Shares USD ($) shares		Subscription receivable HKD ($)	Subscription receivable USD ($)	Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Retained earnings (accumulated deficit) HKD ($)	Retained earnings (accumulated deficit) USD ($)	Accumulated other comprehensive losses HKD ($)	Accumulated other comprehensive losses USD ($)	HKD ($)	USD ($)
BALANCE (in Dollars)			[1]				[1]			$ (31,196)		$ 5,031,196		$ (8,963,367)		$ (225,181)		$ (4,188,548)
BALANCE at Dec. 31, 2022			[1]				[1]			(31,196)		5,031,196		(8,963,367)		(225,181)		(4,188,548)
BALANCE (in Shares) at Dec. 31, 2022 | shares	[1]	1,500,000		1,500,000		375,000		375,000
Net income			[1]				[1]							7,782,850				7,782,850
Foreign currency translation			[1]				[1]									(93,266)		(93,266)
Subscription received			[1]				[1]			31,196								31,196
BALANCE at Dec. 31, 2023			[1]				[1]					5,031,196		(1,180,517)		(318,447)		3,532,232
BALANCE (in Shares) at Dec. 31, 2023 | shares	[1]	1,500,000		1,500,000		375,000		375,000
BALANCE (in Dollars)			[1]				[1]					5,031,196		(1,180,517)		(318,447)		3,532,232
Net income			[1]				[1]							6,402,883				6,402,883
Foreign currency translation			[1]				[1]									(31,962)		(31,962)
BALANCE at Dec. 31, 2024			[1]				[1]					5,031,196		5,222,366		(350,409)		9,903,153
BALANCE (in Shares) at Dec. 31, 2024 | shares	[1]	1,500,000		1,500,000		375,000		375,000
BALANCE (in Dollars)			[1]				[1]					5,031,196		5,222,366		(350,409)		9,903,153
Net income			[1]				[1]							5,277,360				5,277,360	$ 678,036
Initial public offering, net			[1]				[1]					36,344,851						36,344,851
Initial public offering, net (in Shares) | shares	[1]	138,959		138,959
Foreign currency translation			[1]				[1]									(87,532)		(87,532)
BALANCE at Dec. 31, 2025			[1]		[1]		[1]		[1]			41,376,047	$ 5,316,003	10,499,726	$ 1,349,007	(437,941)	$ (56,267)	51,437,832	6,608,743
BALANCE (in Shares) at Dec. 31, 2025 | shares	[1]	1,638,959		1,638,959		375,000		375,000
BALANCE (in Dollars)			[1]		[1]		[1]		[1]			$ 41,376,047	$ 5,316,003	$ 10,499,726	$ 1,349,007	$ (437,941)	$ (56,267)	$ 51,437,832	$ 6,608,743

[1]	Giving retroactive effect to (1) the issuance of ordinary shares and a share split ratio of 1-to-1,800 on August 13, 2024, and (2) a share consolidation ratio of 12-to-1 on January 15, 2026.